9. SHARE CAPITAL (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Oct. 17, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock shares outstanding		17,093,719	15,853,719
Proceeds from the sale of stock		$ 100,000	$ 176,052	$ 147,000
Proceeds from sale of units		$ 0	$ 0	$ 76,000
Reverse stock split			1-fo-10 reverse split ratio
Warrants [Member]
Warrants range of exercise prices		$0.20 to $22.50
Warrant expiration term from date of placement		5 years
Directors [Member]
Stock issued for compensation, shares			258,208
Private Placement [Member]
Stock issued new, shares		1,000,000	1,380,260
Proceeds from the sale of stock		$ 100,000	$ 176,052
Units issued, new				623,167
Unit description				One share of common stock and one Class A Warrant
Proceeds from sale of units				$ 138,000
Private Placement [Member] | President [Member]
Units issued, new	45,000
Proceeds from sale of units	$ 9,000
Two Private Placements [Member]
Stock issued new, shares				380,000
Proceeds from the sale of stock				$ 76,000